Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Current Assets:
Cash and cash equivalents	$ 1,913	$ 21,842
Receivables, net	303,279	239,634
Inventories	863,133	903,221
Assets held for sale	0	2,020
Other current assets	12,404	23,633
Total current assets	1,180,729	1,190,350
Property and Equipment, net	552,037	436,260
Goodwill	468,465	468,516
Other Intangible Assets, net	76,276	79,149
Other Assets	62,122	76,489
Total Assets	2,339,629	2,250,764
Current Liabilities:
Notes payable - floor plan - trade	469,027	478,834
Notes payable - floor plan - non-trade	399,314	383,151
Trade accounts payable	86,902	59,719
Accrued interest	12,117	14,070
Other accrued liabilities	177,707	160,763
Current maturities of long-term debt	11,608	9,050
Total current liabilities	1,156,675	1,105,587
Long-Term Debt	536,011	546,401
Other Long-Term Liabilities	124,201	134,081
Commitments and Contingencies
Stockholders' Equity:
Class A convertible preferred stock, 0 issued
Paid-in capital	667,839	666,961
Retained earnings	124,383	53,427
Accumulated other comprehensive income (loss)	(21,490)	(18,683)
Treasury stock, at cost (15,777,747 Class A shares held at December 31, 2011 and 14,980,640 Class A shares held at December 31, 2010)	(248,675)	(237,688)
Total stockholders' equity	522,742	464,695
Total Liabilities and Stockholders' Equity	2,339,629	2,250,764
Class A Common Stock
Stockholders' Equity:
Common stock, value	564	557
Total stockholders' equity	564	557
Class B Common Stock
Stockholders' Equity:
Common stock, value	121	121
Total stockholders' equity	$ 121	$ 121